ANGEL OAK ULTRASHORT INCOME ETF (the “Fund”)

a series of Angel Oak Funds Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),
each dated May 30, 2024, as supplemented to date

December 5, 2024

The Board of Trustees of the Trust approved an amendment to the Trust’s contractual expense limitation agreement with Angel Oak Capital Advisors, LLC (the “Adviser”) to increase the expense limit with respect to the Fund from 0.29% to 0.34% of the Fund’s average daily net assets, effective February 1, 2025. Accordingly, effective February 1, 2025, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.34% of the Fund’s average daily net assets through May 31, 2026. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees.

Accordingly, effective February 1, 2025, the “Fees and Expenses of the Fund” section in the Summary Prospectus and Prospectus is replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.55%
Less Fee Waiver/Expense Reimbursement[2]	-0.21%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	0.34%
1    Angel Oak Capital Advisors, LLC (the “Adviser”) is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2    The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.34% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2026. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The fee waiver and expense reimbursement discussed in the table above is reflected only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$155	$286	$669

Effective February 1, 2025, the third paragraph of the “Management of the Funds” section in the Prospectus beginning on page 66 is replaced with the following.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.79% of the Income ETF’s average daily net assets through May 31, 2025, 0.49% of the MBS ETF’s average daily net assets through September 30, 2025, and 0.34% of the UltraShort Income ETF’s average daily net assets through May 31, 2026 (the “Expense Limits”). The Expense Limits exclude certain expenses (e.g., interest on borrowings), and consequently, each Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than such Fund’s Expense Limit. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of a Fund, upon 60 days’ written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from a Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Effective February 1, 2025, the fourth paragraph of the “Investment Adviser” section in the SAI beginning on page 31 is replaced with the following:

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Funds, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.79% of the Income ETF’s average daily net assets through May 31, 2025, 0.49% of the MBS ETF’s average daily net assets through September 30, 2025, and 0.34% of the UltraShort Income ETF’s average daily net assets through May 31, 2026 (each, an “Expense Limit”). The Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of month in which the Adviser incurred the expense. Prior to February 1, 2025, the Expense Limit for the UltraShort Income ETF was 0.29% of the Fund’s average daily net assets.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
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